T. ROWE PRICE Equity Index 500 Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 11.2%
Diversified Telecommunication Services 1.2%
AT&T  6,330,122 170,977
Lumen Technologies (1) 876,386 10,858
Verizon Communications  3,669,437 198,186
380,021
Entertainment 1.9%
Activision Blizzard  690,238 53,418
Electronic Arts  253,835 36,108
Live Nation Entertainment (1)(2) 116,639 10,629
Netflix (2) 391,815 239,140
Take-Two Interactive Software (2) 102,657 15,816
Walt Disney (2) 1,611,513 272,620
627,731
Interactive Media & Services 6.7%
Alphabet, Class A (2) 266,540 712,600
Alphabet, Class C (2) 249,422 664,787
Facebook, Class A (2) 2,110,304 716,216
Match Group (2) 245,051 38,471
Twitter (2) 703,684 42,495
2,174,569
Media 1.2%
Charter Communications, Class A (2) 112,284 81,693
Comcast, Class A  4,054,771 226,783
Discovery, Class A (1)(2) 127,768 3,243
Discovery, Class C (2) 302,017 7,330
DISH Network, Class A (1)(2) 222,421 9,666
Fox, Class A  290,429 11,649
Fox, Class B  137,500 5,104
Interpublic Group  351,140 12,876
News, Class A  336,833 7,926
News, Class B  110,869 2,576
Omnicom Group  190,912 13,834
ViacomCBS, Class B  521,356 20,599
403,279
Wireless Telecommunication Services 0.2%
T-Mobile U.S. (2) 520,448 66,492
66,492
Total Communication Services 3,652,092

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 12.3%
Auto Components 0.1%
Aptiv (2) 241,052 35,910
BorgWarner  212,844 9,197
45,107
Automobiles 2.1%
Ford Motor (2) 3,450,389 48,858
General Motors (2) 1,285,160 67,741
Tesla (2) 718,331 557,051
673,650
Distributors 0.1%
Genuine Parts  127,066 15,404
LKQ (2) 245,036 12,330
Pool  36,012 15,644
43,378
Hotels, Restaurants & Leisure 2.1%
Booking Holdings (2) 36,407 86,426
Caesars Entertainment (2) 186,791 20,973
Carnival (2) 706,734 17,675
Chipotle Mexican Grill (2) 24,947 45,342
Darden Restaurants  116,963 17,716
Domino's Pizza  32,626 15,561
Expedia Group (2) 122,480 20,074
Hilton Worldwide Holdings (2) 247,068 32,640
Las Vegas Sands (2) 292,122 10,692
Marriott International, Class A (2) 237,138 35,118
McDonald's  660,835 159,334
MGM Resorts International  357,668 15,433
Norwegian Cruise Line Holdings (1)(2) 340,880 9,105
Penn National Gaming (2) 133,057 9,641
Royal Caribbean Cruises (2) 193,837 17,242
Starbucks  1,044,037 115,168
Wynn Resorts (1)(2) 93,642 7,936
Yum! Brands  263,425 32,220
668,296
Household Durables 0.4%
DR Horton  291,044 24,439
Garmin  132,803 20,646
Leggett & Platt  119,238 5,347
Lennar, Class A  245,091 22,960
Mohawk Industries (2) 49,498 8,781
Newell Brands  335,280 7,423
NVR (2) 2,965 14,214

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PulteGroup  234,709 10,778
Whirlpool  56,201 11,457
126,045
Internet & Direct Marketing Retail 4.1%
Amazon.com (2) 385,567 1,266,603
eBay  570,163 39,723
Etsy (2) 113,290 23,560
1,329,886
Leisure Products 0.0%
Hasbro  114,578 10,223
10,223
Multiline Retail 0.5%
Dollar General  209,169 44,373
Dollar Tree (2) 205,232 19,645
Target  438,183 100,243
164,261
Specialty Retail 2.2%
Advance Auto Parts  58,774 12,277
AutoZone (2) 19,049 32,345
Bath & Body Works  234,350 14,771
Best Buy  195,627 20,680
CarMax (2) 145,208 18,581
Gap (1) 183,820 4,173
Home Depot  942,618 309,424
Lowe's  626,826 127,158
O'Reilly Automotive (2) 61,915 37,834
Ross Stores  317,104 34,517
TJX  1,064,626 70,244
Tractor Supply  101,852 20,636
Ulta Beauty (2) 48,472 17,494
720,134
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands (1) 313,579 5,381
NIKE, Class B  1,129,166 163,989
PVH (2) 63,926 6,571
Ralph Lauren (1) 44,067 4,893
Tapestry  245,662 9,095
Under Armour, Class A (2) 145,798 2,942
Under Armour, Class C (2) 202,742 3,552
VF  285,670 19,137
215,560
Total Consumer Discretionary 3,996,540

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 5.8%
Beverages 1.4%
Brown-Forman, Class B  159,914 10,716
Coca-Cola  3,440,666 180,532
Constellation Brands, Class A  149,721 31,545
Molson Coors Beverage, Class B (1) 168,668 7,823
Monster Beverage (2) 326,972 29,045
PepsiCo  1,224,782 184,219
443,880
Food & Staples Retailing 1.4%
Costco Wholesale  391,860 176,082
Kroger  601,968 24,338
Sysco  454,254 35,659
Walgreens Boots Alliance  639,620 30,094
Walmart  1,265,127 176,333
442,506
Food Products 0.9%
Archer-Daniels-Midland  497,157 29,834
Campbell Soup (1) 182,216 7,619
Conagra Brands  421,164 14,265
General Mills  540,830 32,352
Hershey  130,456 22,080
Hormel Foods  251,958 10,330
J M Smucker  98,272 11,796
Kellogg  222,785 14,240
Kraft Heinz  571,024 21,025
Lamb Weston Holdings  127,637 7,833
McCormick  221,913 17,982
Mondelez International, Class A  1,244,967 72,432
Tyson Foods, Class A  262,270 20,704
282,492
Household Products 1.3%
Church & Dwight  219,399 18,116
Clorox  110,453 18,292
Colgate-Palmolive  750,688 56,737
Kimberly-Clark  298,572 39,543
Procter & Gamble  2,148,913 300,418
433,106
Personal Products 0.2%
Estee Lauder, Class A  204,849 61,440
61,440
Tobacco 0.6%
Altria Group  1,639,874 74,647

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Philip Morris International  1,382,153 131,014
205,661
Total Consumer Staples 1,869,085
ENERGY 2.7%
Energy Equipment & Services 0.2%
Baker Hughes  733,430 18,138
Halliburton  798,895 17,272
Schlumberger  1,218,441 36,114
71,524
Oil, Gas & Consumable Fuels 2.5%
APA  338,606 7,256
Chevron  1,713,816 173,867
ConocoPhillips  1,185,442 80,337
Coterra Energy (1) 358,709 7,806
Devon Energy (1) 528,236 18,758
Diamondback Energy  150,664 14,263
EOG Resources  516,594 41,467
Exxon Mobil  3,755,251 220,884
Hess  239,004 18,669
Kinder Morgan  1,725,003 28,859
Marathon Oil  670,989 9,172
Marathon Petroleum  564,510 34,892
Occidental Petroleum  749,844 22,180
ONEOK  396,658 23,002
Phillips 66  390,192 27,325
Pioneer Natural Resources  200,850 33,444
Valero Energy  364,326 25,711
Williams  1,071,836 27,804
815,696
Total Energy 887,220
FINANCIALS 11.4%
Banks 4.4%
Bank of America  6,555,487 278,280
Citigroup  1,794,241 125,920
Citizens Financial Group  379,389 17,824
Comerica  125,113 10,072
Fifth Third Bancorp  622,799 26,432
First Republic Bank  154,861 29,870
Huntington Bancshares  1,320,380 20,413
JPMorgan Chase  2,645,308 433,010
KeyCorp  863,847 18,676
M&T Bank  113,597 16,965
People's United Financial  382,341 6,679

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PNC Financial Services Group  376,338 73,627
Regions Financial  854,646 18,212
SVB Financial Group (2) 51,911 33,580
Truist Financial  1,190,427 69,818
U.S. Bancorp  1,201,490 71,417
Wells Fargo  3,635,260 168,712
Zions Bancorp  147,451 9,126
1,428,633
Capital Markets 3.0%
Ameriprise Financial  100,695 26,595
Bank of New York Mellon  703,006 36,444
BlackRock  125,697 105,417
Cboe Global Markets  94,114 11,657
Charles Schwab  1,323,527 96,406
CME Group  318,533 61,598
Franklin Resources (1) 245,054 7,283
Goldman Sachs Group  298,420 112,812
Intercontinental Exchange  497,714 57,147
Invesco  302,256 7,287
MarketAxess Holdings  33,923 14,271
Moody's  142,648 50,656
Morgan Stanley  1,292,175 125,741
MSCI  73,189 44,524
Nasdaq  101,310 19,555
Northern Trust  185,016 19,947
Raymond James Financial  160,999 14,857
S&P Global  213,643 90,775
State Street  324,975 27,532
T. Rowe Price Group (3) 200,899 39,517
970,021
Consumer Finance 0.7%
American Express  569,660 95,435
Capital One Financial  394,929 63,967
Discover Financial Services  265,108 32,569
Synchrony Financial  478,093 23,369
215,340
Diversified Financial Services 1.4%
Berkshire Hathaway, Class B (2) 1,640,988 447,891
447,891
Insurance 1.9%
Aflac  546,281 28,478
Allstate  265,704 33,827
American International Group  761,003 41,771
Aon, Class A  199,937 57,136

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arthur J Gallagher  181,575 26,991
Assurant  50,143 7,910
Brown & Brown  206,916 11,473
Chubb  388,401 67,380
Cincinnati Financial  133,904 15,295
Everest Re Group  35,243 8,838
Globe Life  83,822 7,463
Hartford Financial Services Group  307,351 21,591
Lincoln National  160,631 11,043
Loews  179,926 9,703
Marsh & McLennan  451,045 68,302
MetLife  644,794 39,803
Principal Financial Group  224,985 14,489
Progressive  518,421 46,860
Prudential Financial  342,420 36,023
Travelers  222,332 33,797
W R Berkley  122,386 8,956
Willis Towers Watson  115,141 26,766
623,895
Total Financials 3,685,780
HEALTH CARE 13.3%
Biotechnology 1.9%
AbbVie  1,565,582 168,879
Amgen  502,699 106,899
Biogen (2) 133,317 37,728
Gilead Sciences  1,111,458 77,635
Incyte (2) 167,256 11,504
Moderna (2) 310,880 119,645
Regeneron Pharmaceuticals (2) 92,893 56,217
Vertex Pharmaceuticals (2) 229,903 41,702
620,209
Health Care Equipment & Supplies 3.8%
Abbott Laboratories  1,569,412 185,395
ABIOMED (2) 38,400 12,500
Align Technology (2) 63,803 42,456
Baxter International  445,900 35,864
Becton Dickinson & Company  254,239 62,497
Boston Scientific (2) 1,256,765 54,531
Cooper  43,370 17,925
Danaher  563,174 171,453
DENTSPLY SIRONA  196,538 11,409
Dexcom (2) 85,628 46,826
Edwards Lifesciences (2) 551,370 62,421
Hologic (2) 226,831 16,742

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IDEXX Laboratories (2) 74,164 46,122
Intuitive Surgical (2) 105,135 104,520
Medtronic  1,192,627 149,496
ResMed  129,439 34,114
STERIS  85,966 17,561
Stryker  297,108 78,353
Teleflex  41,320 15,559
West Pharmaceutical Services  65,232 27,694
Zimmer Biomet Holdings  185,398 27,135
1,220,573
Health Care Providers & Services 2.5%
AmerisourceBergen  131,949 15,761
Anthem  216,976 80,889
Cardinal Health  256,578 12,690
Centene (2) 518,878 32,331
Cigna  301,086 60,266
CVS Health  1,168,658 99,172
DaVita (2) 61,540 7,155
HCA Healthcare  218,226 52,968
Henry Schein (2) 123,990 9,443
Humana  114,167 44,428
Laboratory Corp. of America Holdings (2) 86,640 24,384
McKesson  136,928 27,301
Quest Diagnostics  108,163 15,717
UnitedHealth Group  834,731 326,163
Universal Health Services, Class B  69,850 9,665
818,333
Health Care Technology 0.1%
Cerner  267,968 18,897
18,897
Life Sciences Tools & Services 1.4%
Agilent Technologies  269,204 42,408
Bio-Rad Laboratories, Class A (2) 18,963 14,145
Bio-Techne  34,676 16,803
Charles River Laboratories International (2) 44,567 18,392
Illumina (2) 129,278 52,436
IQVIA Holdings (2) 169,772 40,667
Mettler-Toledo International (2) 20,533 28,281
PerkinElmer  99,303 17,208
Thermo Fisher Scientific  348,599 199,165
Waters (2) 54,670 19,534
449,039
Pharmaceuticals 3.6%
Bristol-Myers Squibb  1,967,159 116,397

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Catalent (2) 149,526 19,897
Eli Lilly  705,057 162,903
Johnson & Johnson  2,330,443 376,367
Merck  2,244,741 168,603
Organon  228,924 7,506
Pfizer  4,962,352 213,431
Viatris  1,073,280 14,543
Zoetis  420,938 81,721
1,161,368
Total Health Care 4,288,419
INDUSTRIALS & BUSINESS SERVICES 8.0%
Aerospace & Defense 1.5%
Boeing (2) 487,271 107,170
General Dynamics  202,432 39,683
Howmet Aerospace  351,170 10,956
Huntington Ingalls Industries  36,542 7,055
L3Harris Technologies  177,889 39,178
Lockheed Martin  216,572 74,739
Northrop Grumman  132,586 47,751
Raytheon Technologies  1,334,871 114,746
Textron  202,245 14,119
TransDigm Group (2) 46,349 28,948
484,345
Air Freight & Logistics 0.6%
CH Robinson Worldwide  119,192 10,370
Expeditors International of Washington  149,348 17,792
FedEx  216,511 47,479
United Parcel Service, Class B  640,420 116,620
192,261
Airlines 0.3%
Alaska Air Group (2) 110,149 6,455
American Airlines Group (2) 550,346 11,293
Delta Air Lines (2) 566,700 24,147
Southwest Airlines (2) 525,916 27,048
United Airlines Holdings (2) 284,977 13,556
82,499
Building Products 0.5%
A.O. Smith  117,783 7,193
Allegion  80,411 10,629
Carrier Global  768,145 39,759
Fortune Brands Home & Security  123,188 11,015
Johnson Controls International  636,260 43,317
Masco  223,442 12,412

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trane Technologies  211,388 36,496
160,821
Commercial Services & Supplies 0.4%
Cintas  77,880 29,646
Copart (2) 185,732 25,765
Republic Services  186,623 22,406
Rollins  199,151 7,036
Waste Management  343,715 51,337
136,190
Construction & Engineering 0.0%
Quanta Services  121,812 13,865
13,865
Electrical Equipment 0.6%
AMETEK  204,945 25,415
Eaton  352,511 52,633
Emerson Electric  531,185 50,038
Generac Holdings (2) 55,897 22,844
Rockwell Automation  102,649 30,183
181,113
Industrial Conglomerates 1.1%
3M  513,523 90,082
General Electric  973,440 100,293
Honeywell International  611,186 129,743
Roper Technologies  93,064 41,519
361,637
Machinery 1.5%
Caterpillar  486,598 93,412
Cummins  129,386 29,055
Deere  251,298 84,202
Dover  126,166 19,619
Fortive  301,441 21,273
IDEX  67,769 14,025
Illinois Tool Works  253,962 52,476
Ingersoll Rand (2) 340,514 17,165
Otis Worldwide  377,812 31,086
PACCAR  306,665 24,202
Parker-Hannifin  114,190 31,930
Pentair  149,241 10,839
Snap-on  48,716 10,179
Stanley Black & Decker  143,401 25,140
Westinghouse Air Brake Technologies  158,114 13,631
Xylem  160,719 19,878
498,112

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services 0.4%
Equifax  107,497 27,242
IHS Markit  352,877 41,152
Jacobs Engineering Group  116,068 15,382
Leidos Holdings  116,757 11,224
Nielsen Holdings  321,970 6,179
Robert Half International  100,399 10,073
Verisk Analytics  143,136 28,666
139,918
Road & Rail 0.9%
CSX  2,010,271 59,785
JB Hunt Transport Services  75,026 12,546
Kansas City Southern  81,334 22,012
Norfolk Southern  218,636 52,309
Old Dominion Freight Line  84,114 24,055
Union Pacific  577,301 113,157
283,864
Trading Companies & Distributors 0.2%
Fastenal  506,675 26,149
United Rentals (2) 64,351 22,583
WW Grainger  38,731 15,224
63,956
Total Industrials & Business Services 2,598,581
INFORMATION TECHNOLOGY 27.5%
Communications Equipment 0.8%
Arista Networks (2) 47,476 16,315
Cisco Systems  3,736,585 203,382
F5 Networks (2) 52,944 10,524
Juniper Networks  290,672 7,999
Motorola Solutions  150,309 34,920
273,140
Electronic Equipment, Instruments & Components 0.7%
Amphenol, Class A  527,149 38,603
CDW  124,345 22,633
Corning  687,943 25,103
IPG Photonics (2) 32,313 5,118
Keysight Technologies (2) 163,629 26,883
TE Connectivity  292,889 40,190
Teledyne Technologies (2) 41,035 17,628
Trimble (2) 220,780 18,159
Zebra Technologies, Class A (2) 47,543 24,505
218,822

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 4.9%
Accenture, Class A  561,379 179,596
Akamai Technologies (2) 145,974 15,267
Automatic Data Processing  374,539 74,878
Broadridge Financial Solutions  102,127 17,018
Cognizant Technology Solutions, Class A  467,446 34,689
DXC Technology (2) 220,219 7,402
Fidelity National Information Services  549,415 66,853
Fiserv (2) 527,546 57,239
FleetCor Technologies (2) 74,278 19,407
Gartner (2) 74,051 22,503
Global Payments  261,399 41,191
International Business Machines  792,049 110,039
Jack Henry & Associates  65,440 10,736
Mastercard, Class A  771,205 268,133
Paychex  282,920 31,814
PayPal Holdings (2) 1,040,123 270,650
VeriSign (2) 87,551 17,949
Visa, Class A  1,494,011 332,791
Western Union  362,347 7,327
1,585,482
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices (2) 1,075,674 110,687
Analog Devices  477,509 79,973
Applied Materials  810,125 104,287
Broadcom  361,958 175,524
Enphase Energy (2) 119,175 17,873
Intel  3,580,686 190,779
KLA  136,394 45,625
Lam Research  125,759 71,576
Microchip Technology  240,766 36,955
Micron Technology  994,126 70,563
Monolithic Power Systems  38,239 18,534
NVIDIA  2,206,079 457,011
NXP Semiconductors  234,715 45,974
Qorvo (2) 99,455 16,628
QUALCOMM  1,000,612 129,059
Skyworks Solutions  145,882 24,038
Teradyne  146,923 16,040
Texas Instruments  818,717 157,366
Xilinx  218,672 33,017
1,801,509
Software 9.2%
Adobe (2) 421,740 242,804

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ANSYS (2) 76,815 26,152
Autodesk (2) 194,788 55,548
Cadence Design Systems (2) 246,652 37,353
Ceridian HCM Holding (2) 119,401 13,447
Citrix Systems  110,566 11,871
Fortinet (2) 120,009 35,047
Intuit  241,967 130,543
Microsoft  6,652,667 1,875,520
NortonLifeLock  500,449 12,661
Oracle  1,458,279 127,060
Paycom Software (2) 43,255 21,444
PTC (2) 92,610 11,094
salesforce.com (2) 856,400 232,273
ServiceNow (2) 174,342 108,488
Synopsys (2) 135,679 40,624
Tyler Technologies (2) 36,437 16,712
2,998,641
Technology Hardware, Storage & Peripherals 6.3%
Apple  13,902,502 1,967,204
Hewlett Packard Enterprise  1,155,365 16,464
HP  1,059,639 28,992
NetApp  195,423 17,541
Seagate Technology Holdings (1) 176,350 14,552
Western Digital (2) 273,798 15,453
2,060,206
Total Information Technology 8,937,800
MATERIALS 2.4%
Chemicals 1.7%
Air Products & Chemicals  195,942 50,183
Albemarle  103,406 22,643
Celanese  98,984 14,911
CF Industries Holdings  191,113 10,668
Corteva  652,489 27,457
Dow  663,230 38,175
DuPont de Nemours  463,044 31,482
Eastman Chemical  121,396 12,229
Ecolab  219,112 45,711
FMC  113,706 10,411
International Flavors & Fragrances  220,488 29,484
Linde  457,160 134,122
LyondellBasell Industries, Class A  229,457 21,534
Mosaic  308,347 11,014
PPG Industries  209,300 29,932

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  212,108 59,333
549,289
Construction Materials 0.1%
Martin Marietta Materials  55,413 18,934
Vulcan Materials  117,818 19,930
38,864
Containers & Packaging 0.3%
Amcor  1,351,231 15,661
Avery Dennison  73,557 15,242
Ball  291,880 26,260
International Paper  349,561 19,547
Packaging Corp. of America  84,990 11,681
Sealed Air  133,988 7,341
Westrock  235,997 11,760
107,492
Metals & Mining 0.3%
Freeport-McMoRan  1,299,547 42,274
Newmont  708,607 38,478
Nucor  261,377 25,743
106,495
Total Materials 802,140
REAL ESTATE 2.6%
Equity Real Estate Investment Trusts 2.5%
Alexandria Real Estate Equities, REIT  120,716 23,065
American Tower, REIT  402,432 106,810
AvalonBay Communities, REIT  123,193 27,305
Boston Properties, REIT  123,718 13,405
Crown Castle International, REIT  383,311 66,435
Digital Realty Trust, REIT  248,606 35,911
Duke Realty, REIT  333,159 15,948
Equinix, REIT  79,435 62,764
Equity Residential, REIT  301,861 24,427
Essex Property Trust, REIT  57,765 18,470
Extra Space Storage, REIT  118,417 19,893
Federal Realty Investment Trust, REIT  61,942 7,309
Healthpeak Properties, REIT  473,662 15,858
Host Hotels & Resorts, REIT (2) 635,042 10,370
Iron Mountain, REIT (1) 259,151 11,260
Kimco Realty, REIT  537,887 11,161
Mid-America Apartment Communities, REIT  102,539 19,149
Prologis, REIT  656,281 82,317
Public Storage, REIT  135,494 40,255
Realty Income, REIT (1) 329,699 21,384

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Regency Centers, REIT  142,035 9,563
SBA Communications, REIT  97,340 32,178
Simon Property Group, REIT  290,993 37,820
UDR, REIT  247,021 13,087
Ventas, REIT  344,609 19,026
Vornado Realty Trust, REIT  141,075 5,927
Welltower, REIT  368,990 30,405
Weyerhaeuser, REIT  664,317 23,630
805,132
Real Estate Management & Development 0.1%
CBRE Group, Class A (2) 298,025 29,016
29,016
Total Real Estate 834,148
UTILITIES 2.4%
Electric Utilities 1.6%
Alliant Energy  224,770 12,582
American Electric Power  443,874 36,034
Duke Energy  681,902 66,547
Edison International  335,027 18,584
Entergy  178,247 17,702
Evergy  204,111 12,696
Eversource Energy  306,515 25,060
Exelon  864,818 41,805
FirstEnergy  483,031 17,205
NextEra Energy  1,739,250 136,566
NRG Energy  215,618 8,804
Pinnacle West Capital  101,020 7,310
PPL  686,332 19,135
Southern  935,983 58,003
Xcel Energy  476,302 29,769
507,802
Gas Utilities 0.0%
Atmos Energy  113,076 9,973
9,973
Independent Power & Renewable Electricity Producers 0.0%
AES  586,188 13,383
13,383
Multi-Utilities 0.7%
Ameren  227,019 18,388
CenterPoint Energy  490,458 12,065
CMS Energy  257,170 15,361
Consolidated Edison  305,419 22,170

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dominion Energy  714,288 52,157
DTE Energy  172,607 19,282
NiSource  351,667 8,521
Public Service Enterprise Group  446,911 27,217
Sempra Energy  280,487 35,482
WEC Energy Group  280,531 24,743
235,386
Water Utilities 0.1%
American Water Works  161,781 27,347
27,347
Total Utilities 793,891
Total Common Stocks (Cost $10,876,402) 32,345,696
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 0.05% (3)(4) 123,839,009 123,839
123,839
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 0.05%, 12/30/21 (5) 9,850,000 9,849
9,849
Total Short-Term Investments (Cost $133,688) 133,688
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 6,960,317 69,603
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 69,603
Total Securities Lending Collateral (Cost $69,603) 69,603
Total Investments in Securities 100.2%
(Cost $11,079,693) $ 32,548,987
Other Assets Less Liabilities (0.2)% (69,009)
Net Assets 100.0% $ 32,479,978

T. ROWE PRICE Equity Index 500 Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2021.
(2) Non-income producing
(3) Affiliated Companies
(4) Seven-day yield
(5) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 608 S&P 500 E-Mini Index contracts 12/21 130,652 $ (5,045)
Net payments (receipts) of variation margin to date 3,292
Variation margin receivable (payable) on open futures contracts $ (1,753)

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 4,427 $ 5,663 $ 1,320
T. Rowe Price Government Reserve Fund, 0.05% — — 29
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ 4,427# $ 5,663 $ 1,349+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Group  $ 36,293 $ — $ 2,439 $ 39,517
T. Rowe Price Government
Reserve Fund, 0.05% 66,967  ¤  ¤ 123,839
T. Rowe Price Short-Term Fund,
0.07% 64,990  ¤  ¤ 69,603
Total $ 232,959^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,349 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $202,813.

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Index 500 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Equity Index 500 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.

T. ROWE PRICE Equity Index 500 Fund

The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F50-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 32,345,696 $ — $ — $ 32,345,696
Short-Term Investments 123,839 9,849 — 133,688
Securities Lending Collateral 69,603 — — 69,603
Total $ 32,539,138 $ 9,849 $ — $ 32,548,987
Liabilities
Futures Contracts* $ 5,045 $ — $ — $ 5,045
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.